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Neuberger Berman Guardian Fund
Neuberger Berman Equity Funds® (“Equity Funds”)

Supplement to the Summary Prospectuses, Prospectuses and Statement of Additional Information of Neuberger Berman Guardian Fund, each dated December 17, 2021, as amended and supplemented

Effective September 30, 2022, the name of Neuberger Berman Guardian Fund (the “Fund”) will change to Neuberger Berman Large Cap Growth Fund.  Also effective September 30, 2022, the following information supplements and supersedes any contrary information in the Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information.

(1)          All references to Neuberger Berman Guardian Fund are deleted and replaced with Neuberger Berman Large Cap Growth Fund in the Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information.

(2)          The first and second paragraphs of the “Principal Investment Strategies” section in each of the Summary Prospectuses and Prospectuses are deleted and replaced with the following:

(3)          Change of Benchmark Index

In conjunction with these changes, the Board of Trustees of the Equity Funds recently approved a change in the index of the Fund. As such, effective September 30, 2022, the Fund is changing its current benchmark index, the S&P 500® Index, to the Russell 1000® Growth Index. The Fund is changing its benchmark index because the Russell 1000 Growth Index has characteristics that are more representative of the Fund’s investment strategy than its current index, the S&P 500 Index.  To reflect the change in the Fund’s benchmark,  the table titled “Average Annual Total % Returns as of 12/31/20” in the “Performance” section of the Fund’s Summary Prospectus and Prospectus are hereby amended by adding the following information to each table:

To pursue its goals, the Fund normally invests at least 80% of its net assets in equity securities of large-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 1000® Growth Index at the time of purchase.

The Portfolio Managers employ a research driven approach to stock selection, with a long term perspective that combines both quantitative analysis and qualitative judgment. The Portfolio Managers generally seek to identify what they believe to be faster-growing companies with attractive sales growth and competitive returns on equity relative to their peers. In doing so, the Portfolio Managers analyze such factors as: financial condition (such as debt to equity ratio); profit margin profiles; market share and competitive leadership of the company’s products; cash flow and earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other large-capitalization companies.

The following is added as the last paragraph to the “Principal Investment Strategies” section in each of the Summary Prospectuses and Prospectuses:

The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Average Annual Returns - Neuberger Berman Guardian Fund		1 Year	5 Years	10 Years
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) *	[1]	38.49%	21.00%	17.21%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) *†	[1],[2]	27.60%	25.32%	19.79%
[1]	*
On September 30, 2022, the Fund began comparing its performance to the Russell 1000® Growth Index rather than the S&P 500® Index because the Russell 1000 Growth Index has characteristics that are more representative of the Fund’s investment strategy than its current index, the S&P 500 Index.
[2]	† Data as of December 31, 2021.